Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Other receivables after provision for impairments	$ 1,449	$ 2,265
Provisions for impairments deducted from trade and other receivables	790	$ 881
Loss allowance provision	$ 243